Income Taxes (Details) - Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Operating loss carryforward	$ 4,951	$ 3,197
Accounts receivable allowance	401	69
Texas tax credit carryforward	215	221
Stock option compensation	1,121	1,070
Goodwill and intangibles	403	602
Finance costs	209	0
Accrued expenses	209	120
Alternative Minimum Tax credit carryforwards	16	16
Total deferred tax assets	7,525	5,295
Deferred tax liabilities:
Property and equipment	(518)	(397)
Prepaid expense	(96)	(71)
Total deferred tax liabilities	(614)	(468)
Valuation allowance	(6,893)	(4,606)
Net deferred tax assets	$ 18	$ 221